ACCRUED EXPENSES AND OTHER CURRENT LIABILITES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 4,424	$ 5,190
Professional fees	1,746	793
Non recurring engineering	1,010	572
Government authorities	2,252	2,624
Other payables	1,430	1,939
Total	$ 10,862	$ 11,118